OTHER PAYABLES AND ACCRUALS (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER PAYABLES AND ACCRUALS [Abstract]
Deposits from customers		$ 12,561	$ 8,114
Accrued operating expenses		9,537	9,732
Payables for surtaxes		8,164	9,952
Interest payable		5,018	0
Payable to the former owners in Norway Acquisition	[1]	2,657	0
Payables for staff-related costs		1,932	2,554
Restoration provision for leasehold land		1,361	1,363	$ 1,343	$ 0
Others		1,037	436
Total		42,267	32,151
Current		40,617	30,495
Non-current		$ 1,650	$ 1,656

[1]	Represent balance due to former owners in Norway Acquisition, which is a normal annual dividend authorized prior to the acquisition. It is thus accounted for as part of the liabilities assumed from the business combination described in Note 6(b), and listed in other payables.